Vanguard International High Dividend Yield Index Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)1
Australia (7.5%)
Commonwealth Bank of Australia	287,737	16,291
BHP Group Ltd.	478,546	12,272
Westpac Banking Corp.	579,367	9,682
National Australia Bank Ltd.	467,817	7,991
Australia & New Zealand Banking Group Ltd.	459,769	7,826
Woolworths Group Ltd.	204,090	5,668
Wesfarmers Ltd.	183,614	5,509
Macquarie Group Ltd.	51,972	4,966
Transurban Group	440,578	4,593
Rio Tinto Ltd.	60,256	3,910
Woodside Petroleum Ltd.	151,127	3,462
Amcor plc	262,691	2,761
QBE Insurance Group Ltd.	215,685	1,963
Fortescue Metals Group Ltd.	257,578	1,908
ASX Ltd.	31,560	1,786
Insurance Australia Group Ltd.	375,010	1,763
Suncorp Group Ltd.	205,525	1,756
Telstra Corp. Ltd.	671,860	1,713
Sonic Healthcare Ltd.	78,145	1,638
Origin Energy Ltd.	286,534	1,550
APA Group	191,484	1,438
AGL Energy Ltd.	106,109	1,408
South32 Ltd.	807,725	1,386
Aurizon Holdings Ltd.	311,441	1,116
Lendlease Group	91,708	1,101
Sydney Airport	181,139	1,008
Tabcorp Holdings Ltd.	314,416	979
Magellan Financial Group Ltd.	22,144	975
Medibank Pvt Ltd.	451,227	927
Caltex Australia Ltd.	40,585	926
Atlas Arteria Ltd.	141,876	764
Coca-Cola Amatil Ltd.	86,017	684
AMP Ltd.	557,963	673
Boral Ltd.	191,225	630
Alumina Ltd.	410,497	591
Incitec Pivot Ltd.	268,980	584
Bendigo & Adelaide Bank Ltd.	81,925	566
Challenger Ltd.	92,610	548
Downer EDI Ltd.	99,110	486
Crown Resorts Ltd.	58,996	459
Orora Ltd.	194,758	416
Qantas Airways Ltd.	96,139	408
Star Entertainment Grp Ltd.	133,068	367
Bank of Queensland Ltd.	65,448	333
AusNet Services	281,864	332
CIMIC Group Ltd.	15,423	298
IOOF Holdings Ltd.	55,844	291
Harvey Norman Holdings Ltd.	94,602	266
CSR Ltd.	77,112	247

Metcash Ltd.	138,767	240
Flight Centre Travel Group Ltd.	9,076	236
Whitehaven Coal Ltd.	132,383	219
Perpetual Ltd.	7,142	201
Sims Ltd.	27,405	194
Adelaide Brighton Ltd.	74,867	181
Platinum Asset Management Ltd.	46,198	145
		120,631
Austria (0.3%)
Erste Group Bank AG	46,360	1,702
OMV AG	23,097	1,148
Raiffeisen Bank International AG	21,608	492
voestalpine AG	19,178	465
ANDRITZ AG	11,670	459
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,751	155
		4,421
Belgium (0.5%)
KBC Group NV	44,659	3,277
Ageas	29,811	1,644
Groupe Bruxelles Lambert SA	11,828	1,189
Solvay SA Class A	11,342	1,175
Proximus SADP	23,013	656
		7,941
Brazil (2.3%)
Vale SA	556,008	6,526
Itau Unibanco Holding SA ADR	573,157	4,362
Banco Bradesco SA (XNYS)	465,180	3,549
Ambev SA ADR (XNYS)	562,262	2,339
Itausa - Investimentos Itau SA Preference Shares	710,242	2,133
Banco Bradesco SA Preference Shares	211,374	1,623
Banco do Brasil SA	135,562	1,536
Itau Unibanco Holding SA Preference Shares	192,280	1,473
IRB Brasil Resseguros SA	134,202	1,405
Banco Bradesco SA (BVMF)	143,672	1,052
Telefonica Brasil SA ADR	65,304	906
BB Seguridade Participacoes SA	110,032	893
CCR SA	181,448	773
Petrobras Distribuidora SA	111,338	749
Banco BTG Pactual SA	39,265	688
Cogna Educacao	235,947	640
Banco Santander Brasil SA	64,768	636
Klabin SA	117,760	570
Ambev SA (BVMF)	132,400	552
Hypera SA	64,502	536
TIM Participacoes SA	128,574	503
Cosan SA	26,850	500
YDUQS Part	39,388	485
Cia Energetica de Minas Gerais ADR (XNYS)	132,459	458
Engie Brasil Energia SA	28,779	350
Bradespar SA Preference Shares	36,666	317
Cielo SA	175,774	290
Fleury SA	35,863	260
Transmissora Alianca de Energia Eletrica SA	34,919	252
Cia Paranaense de Energia Preference Shares	14,650	251
EDP - Energias do Brasil SA	47,876	250
Porto Seguro SA	14,809	229

Via Varejo SA	62,676	205
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	30,408	158
Banco do Estado do Rio Grande do Sul SA Preference Shares	31,086	146
Cia Energetica de Minas Gerais Preference Shares	26,457	92
Telefonica Brasil SA Preference Shares	4,300	60
Cia Paranaense de Energia ADR	996	17
Cia Energetica de Minas Gerais (BVMF)	957	4
		37,768
Canada (7.0%)
Royal Bank of Canada	234,155	18,504
Toronto-Dominion Bank	296,270	16,374
Enbridge Inc.	321,322	13,065
Bank of Nova Scotia	199,101	10,874
TC Energy Corp.	151,229	8,293
^ Bank of Montreal	103,355	7,882
Manulife Financial Corp.	319,497	6,224
Canadian Imperial Bank of Commerce	72,010	5,872
Sun Life Financial Inc.	96,157	4,521
Pembina Pipeline Corp.	88,560	3,391
Fortis Inc.	70,576	3,078
National Bank of Canada	54,600	3,030
BCE Inc.	48,245	2,273
Shaw Communications Inc. Class B	73,981	1,446
Power Corp. of Canada	57,423	1,433
TELUS Corp.	32,569	1,306
^ Inter Pipeline Ltd.	67,068	1,117
Great-West Lifeco Inc.	42,547	1,102
2 Hydro One Ltd.	53,136	1,080
Power Financial Corp.	37,544	975
Canadian Utilities Ltd. Class A	20,028	613
IGM Financial Inc.	12,772	369
		112,822
Chile (0.2%)
Enel Americas SA ADR	100,715	987
Banco Santander Chile ADR	26,775	537
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	13,876	387
Enel Chile SA (XSGO)	3,268,918	310
Enel Americas SA	926,943	182
Colbun SA	1,022,837	149
Enel Chile SA ADR (XNYS)	21,294	100
Engie Energia Chile SA	67,873	95
AES Gener SA	403,703	75
Embotelladora Andina SA Preference Shares	28,688	75
Sociedad Quimica y Minera de Chile SA ADR	1,427	40
		2,937
China (5.1%)
China Construction Bank Corp.	15,180,000	11,499
Industrial & Commercial Bank of China Ltd.	12,686,000	8,421
China Mobile Ltd.	864,919	7,109
Bank of China Ltd.	12,366,000	4,784
CNOOC Ltd.	2,575,000	3,855
China Merchants Bank Co. Ltd.	615,928	2,970
China Petroleum & Chemical Corp.	4,188,000	2,205
China Overseas Land & Investment Ltd.	620,000	1,993
Agricultural Bank of China Ltd.	5,029,000	1,942
China Resources Land Ltd.	448,000	1,864

Sunac China Holdings Ltd.	363,554	1,753
Country Garden Holdings Co. Ltd.	1,208,000	1,528
PetroChina Co. Ltd.	3,422,000	1,509
China Pacific Insurance Group Co. Ltd.	423,400	1,412
Anhui Conch Cement Co. Ltd.	197,828	1,263
2 Longfor Group Holdings Ltd.	265,500	1,120
China Shenhua Energy Co. Ltd.	564,000	991
2 Postal Savings Bank of China Co. Ltd.	1,558,000	969
Guangdong Investment Ltd.	476,000	966
CITIC Ltd.	830,000	939
China Vanke Co. Ltd.	258,405	911
Hengan International Group Co. Ltd.	116,343	847
China CITIC Bank Corp. Ltd.	1,585,320	828
Bank of Communications Co. Ltd.	1,241,000	795
China Evergrande Group	355,000	784
China Minsheng Banking Corp. Ltd.	1,114,100	778
Shimao Property Holdings Ltd.	217,000	700
China Jinmao Holdings Group Ltd.	966,000	646
China National Building Material Co. Ltd.	654,000	625
Weichai Power Co. Ltd.	328,000	574
China Communications Construction Co. Ltd.	743,000	525
Guangzhou Automobile Group Co. Ltd.	510,000	511
2 CGN Power Co. Ltd.	1,846,000	453
Zijin Mining Group Co. Ltd.	962,000	422
Beijing Enterprises Water Group Ltd.	948,000	422
China Resources Power Holdings Co. Ltd.	306,000	411
China Resources Cement Holdings Ltd.	360,000	403
Kunlun Energy Co. Ltd.	484,000	375
CIFI Holdings Group Co. Ltd.	540,000	371
Dongfeng Motor Group Co. Ltd.	466,000	348
Huaneng Power International Inc.	736,000	347
China Merchants Port Holdings Co. Ltd.	216,000	332
Far East Horizon Ltd.	365,000	322
Great Wall Motor Co. Ltd.	475,500	314
Kingboard Holdings Ltd.	118,000	311
Agile Group Holdings Ltd.	234,000	308
China Cinda Asset Management Co. Ltd.	1,425,000	285
Seazen Group Ltd.	282,479	284
Shenzhen International Holdings Ltd.	138,000	276
China Medical System Holdings Ltd.	196,000	261
KWG Group Holdings Ltd.	197,500	256
Guangzhou R&F Properties Co. Ltd.	159,600	241
Logan Property Holdings Co. Ltd.	154,000	233
China Molybdenum Co. Ltd.	633,000	232
Nine Dragons Paper Holdings Ltd.	245,000	232
2 Fuyao Glass Industry Group Co. Ltd.	79,600	228
2 Dali Foods Group Co. Ltd.	323,500	228
Jiangsu Expressway Co. Ltd.	182,000	225
Yanzhou Coal Mining Co. Ltd.	302,000	223
2 China Huarong Asset Management Co. Ltd.	1,672,000	220
China State Construction International Holdings Ltd.	270,000	215
China Everbright Ltd.	132,000	202
COSCO SHIPPING Ports Ltd.	284,000	201
China Everbright Bank Co. Ltd.	490,000	197
Yuexiu Property Co. Ltd.	974,000	195
Zhejiang Expressway Co. Ltd.	226,000	184
2 BAIC Motor Corp. Ltd.	358,000	176

Shenzhen Investment Ltd.	508,000	175
Sinotruk Hong Kong Ltd.	101,000	173
Chongqing Rural Commercial Bank Co. Ltd.	371,000	170
Sino-Ocean Group Holding Ltd.	455,000	164
Kingboard Laminates Holdings Ltd.	156,000	159
Zoomlion Heavy Industry Science and Technology Co. Ltd.	208,800	153
Lee & Man Paper Manufacturing Ltd.	218,000	151
China Reinsurance Group Corp.	1,028,000	146
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.	154,162	145
Bosideng International Holdings Ltd.	434,000	143
Shenzhen Expressway Co. Ltd.	110,000	142
China Power International Development Ltd.	699,370	135
Greentown China Holdings Ltd.	113,500	135
Sinopec Shanghai Petrochemical Co. Ltd.	496,000	126
2 Sinopec Engineering Group Co. Ltd.	214,000	115
Shanghai Industrial Holdings Ltd.	65,000	114
Poly Property Group Co. Ltd.	271,000	105
Sinotrans Ltd.	289,000	88
Hopson Development Holdings Ltd.	88,000	80
Metallurgical Corp. of China Ltd.	406,000	79
Yanlord Land Group Ltd.	93,900	79
Huaxin Cement Co. Ltd. Class B	44,700	77
Huadian Power International Corp. Ltd.	230,000	76
Datang International Power Generation Co. Ltd.	400,000	70
Chongqing Changan Automobile Co. Ltd. Class B	119,300	70
China Zhongwang Holdings Ltd.	202,400	67
Angang Steel Co. Ltd.	197,000	66
Huadian Fuxin Energy Corp. Ltd.	350,000	60
China International Marine Containers Group Co. Ltd.	63,960	56
2 Red Star Macalline Group Corp. Ltd.	74,757	56
Guangshen Railway Co. Ltd.	200,000	55
China BlueChemical Ltd.	240,000	51
Maanshan Iron & Steel Co. Ltd.	142,000	50
China Machinery Engineering Corp.	117,000	43
Shanghai Jinjiang International Hotels Co. Ltd. Class B	25,000	43
Anhui Expressway Co. Ltd.	74,000	41
China South City Holdings Ltd.	352,000	39
Weifu High-Technology Group Co. Ltd. Class B	23,200	39
Beijing Jingneng Clean Energy Co. Ltd.	232,000	37
Sichuan Expressway Co. Ltd.	118,000	32
Shandong Chenming Paper Holdings Ltd.	61,500	24
		81,378
Colombia (0.1%)
Ecopetrol SA (XNYS)	36,829	681
Interconexion Electrica SA ESP	66,296	365
Grupo Aval Acciones y Valores Preference Shares	458,475	194
Grupo Aval Acciones y Valores SA ADR	7,552	64
Ecopetrol SA (XBOG)	54,855	51
		1,355
Czech Republic (0.1%)
CEZ AS	26,604	582
Komercni banka AS	12,827	441
2 Moneta Money Bank AS	85,674	313
O2 Czech Republic AS	6,600	68
		1,404

Denmark (0.2%)
Danske Bank A/S	108,019	1,803
Pandora A/S	14,518	749
ISS A/S	30,154	730
Tryg A/S	19,852	602
		3,884
Egypt (0.0%)
Egypt Kuwait Holding Co. SAE	126,664	161
Eastern Co. SAE	166,596	158
ElSewedy Electric Co.	105,205	75
Telecom Egypt Co.	45,428	36
		430
Finland (1.6%)
Nordea Bank Abp	522,715	4,120
Kone Oyj Class B	63,172	4,077
Sampo Oyj Class A	79,524	3,600
Nokia Oyj	910,986	3,546
UPM-Kymmene Oyj	86,585	2,728
Fortum Oyj	69,984	1,694
Elisa Oyj	23,055	1,389
Stora Enso Oyj	93,395	1,213
Orion Oyj Class B	16,861	797
Kesko Oyj	11,050	747
Metso Oyj	17,565	623
Nokian Renkaat Oyj	22,282	599
		25,133
France (6.3%)
TOTAL SA	391,923	19,083
Sanofi	176,050	16,978
BNP Paribas SA	175,536	9,315
Schneider Electric SE	85,161	8,493
AXA SA	311,774	8,291
Orange SA	310,294	4,386
Societe Generale SA	124,820	4,039
Cie Generale des Etablissements Michelin SCA	28,686	3,328
Cie de Saint-Gobain	79,120	2,985
Credit Agricole SA	185,797	2,510
Veolia Environnement SA	81,043	2,391
Engie SA	135,848	2,333
Peugeot SA	88,527	1,823
Publicis Groupe SA	34,817	1,543
Bouygues SA	33,769	1,334
Renault SA	29,624	1,159
Engie	66,418	1,146
Valeo SA	38,473	1,143
Engie- Loyalty Line 2021	65,712	1,134
SCOR SE	25,554	1,086
Suez	60,075	986
2 Amundi SA	9,326	755
SES SA Class A	57,231	702
Rexel SA	49,759	595
Natixis SA	137,259	580
CNP Assurances	26,212	472
Eutelsat Communications SA	30,950	464
Lagardere SCA	19,708	374
^ Casino Guichard Perrachon SA	8,923	363

Societe BIC SA	4,083	276
Imerys SA	5,974	258
2 ALD SA	12,357	180
		100,505
Germany (7.5%)
Allianz SE	67,678	16,158
Siemens AG	122,953	15,165
Bayer AG	151,625	12,169
BASF SE	148,569	10,028
Deutsche Telekom AG	523,029	8,471
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,356	6,886
Daimler AG	131,060	6,069
Deutsche Post AG	158,025	5,514
Volkswagen AG Preference Shares	29,545	5,301
Vonovia SE	87,951	5,020
E.ON SE	351,377	3,982
Bayerische Motoren Werke AG	48,697	3,469
RWE AG	93,110	3,228
Hannover Rueck SE	9,709	1,885
Aroundtown SA	178,521	1,690
Porsche Automobil Holding SE Preference Shares	25,022	1,687
HeidelbergCement AG	24,214	1,633
LEG IMMOBILIEN AG	11,143	1,374
2 Covestro AG	27,912	1,176
Uniper SE	31,964	1,047
Volkswagen AG	5,372	984
Commerzbank AG	169,714	974
Evonik Industries AG	31,455	862
GEA Group AG	27,159	813
Bayerische Motoren Werke AG Preference Shares	14,261	795
Deutsche Lufthansa AG	39,392	600
HUGO BOSS AG	10,218	483
ProSiebenSat.1 Media SE	32,128	425
METRO AG	27,836	387
HOCHTIEF AG	3,288	380
Telefonica Deutschland Holding AG	103,676	314
Talanx AG	5,894	294
RTL Group SA	6,009	273
1&1 Drillisch AG	7,032	172
		119,708
Greece (0.1%)
Hellenic Telecommunications Organization SA	41,247	616
OPAP SA	30,839	384
Motor Oil Hellas Corinth Refineries SA	8,825	187
Mytilineos SA	16,646	171
Hellenic Petroleum SA	8,167	71
		1,429
Hong Kong (1.9%)
CK Hutchison Holdings Ltd.	434,000	3,835
Sun Hung Kai Properties Ltd.	233,000	3,246
CLP Holdings Ltd.	265,500	2,761
Hang Seng Bank Ltd.	118,300	2,391
BOC Hong Kong Holdings Ltd.	587,500	1,942
Sands China Ltd.	390,400	1,883
Power Assets Holdings Ltd.	225,099	1,625
2 WH Group Ltd.	1,363,139	1,283

New World Development Co. Ltd.	937,000	1,170
Wharf Real Estate Investment Co. Ltd.	202,000	1,043
Henderson Land Development Co. Ltd.	220,587	990
Lenovo Group Ltd.	1,242,000	810
Swire Pacific Ltd. Class A	86,288	758
CK Infrastructure Holdings Ltd.	103,472	722
Hang Lung Properties Ltd.	343,576	718
Sino Land Co. Ltd.	516,000	703
Wynn Macau Ltd.	244,000	506
Xinyi Glass Holdings Ltd.	326,000	409
PCCW Ltd.	691,000	407
Hysan Development Co. Ltd.	108,000	403
Xinyi Solar Holdings Ltd.	544,800	381
NagaCorp Ltd.	248,000	350
Yue Yuen Industrial Holdings Ltd.	109,500	304
2 BOC Aviation Ltd.	31,700	292
NWS Holdings Ltd.	216,000	278
Kerry Properties Ltd.	90,000	251
VTech Holdings Ltd.	25,700	232
Chow Tai Fook Jewellery Group Ltd.	173,800	157
Shun Tak Holdings Ltd.	284,000	122
Haitong International Securities Group Ltd.	395,000	114
Cafe de Coral Holdings Ltd.	48,000	108
First Pacific Co. Ltd.	332,000	104
Shougang Fushan Resources Group Ltd.	504,000	99
Shui On Land Ltd.	494,500	99
Li & Fung Ltd.	856,000	75
Guotai Junan International Holdings Ltd.	439,000	74
Dah Sing Financial Holdings Ltd.	20,400	73
Lifestyle International Holdings Ltd.	66,000	66
Television Broadcasts Ltd.	38,200	59
SA Sa International Holdings Ltd.	132,000	23
Guotai Junan International Holdings Ltd. Rights Exp. 02/24/2020	146,333	—
		30,866
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	70,602	599
Magyar Telekom Telecommunications plc	55,066	82
		681
India (0.4%)
Bharat Petroleum Corp. Ltd.	159,170	1,021
Oil & Natural Gas Corp. Ltd.	481,534	733
NTPC Ltd.	382,264	605
Coal India Ltd.	231,359	587
Hero MotoCorp Ltd.	16,009	559
Indian Oil Corp. Ltd.	338,698	538
Vedanta Ltd.	271,753	520
Bharti Infratel Ltd.	136,318	475
Hindustan Petroleum Corp. Ltd.	98,817	322
Indiabulls Housing Finance Ltd.	50,836	218
REC Ltd.	107,840	217
NMDC Ltd.	120,217	196
* Power Finance Corp. Ltd.	106,034	173
Castrol India Ltd.	73,863	140
Oracle Financial Services Software Ltd.	3,302	136
NHPC Ltd.	367,909	126
* Hindustan Zinc Ltd.	35,051	95

Oil India Ltd.	43,890	79
Mangalore Refinery & Petrochemicals Ltd.	40,242	26
		6,766
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT	7,569,700	2,100
United Tractors Tbk PT	253,504	354
Perusahaan Gas Negara Tbk PT	1,615,400	200
Adaro Energy Tbk PT	1,942,300	173
Tower Bersama Infrastructure Tbk PT	1,503,800	127
Bukit Asam Tbk PT	603,000	97
Media Nusantara Citra Tbk PT	717,000	83
Surya Citra Media Tbk PT	773,500	81
Matahari Department Store Tbk PT	348,500	75
		3,290
Ireland (0.1%)
Bank of Ireland Group plc	150,110	731
AIB Group plc	125,507	368
		1,099
Israel (0.3%)
Bank Leumi Le-Israel BM	241,044	1,733
Bank Hapoalim BM	177,169	1,521
Mizrahi Tefahot Bank Ltd.	21,629	589
* Bezeq The Israeli Telecommunication Corp. Ltd.	312,018	240
Gazit-Globe Ltd.	13,859	160
Delek Group Ltd.	735	94
		4,337
Italy (2.7%)
Enel SPA	1,263,046	11,009
Intesa Sanpaolo SPA (Registered)	2,427,968	6,030
Eni SPA	405,455	5,679
UniCredit SPA	363,246	4,852
Assicurazioni Generali SPA	208,135	4,056
Snam SPA	371,278	1,990
Atlantia SPA	80,295	1,970
Terna Rete Elettrica Nazionale SPA	230,364	1,607
Mediobanca Banca di Credito Finanziario SPA	129,946	1,296
FinecoBank Banca Fineco SPA	98,834	1,156
2 Poste Italiane SPA	74,286	851
Italgas SPA	78,885	524
Telecom Italia SPA (Bearer)	986,464	519
A2A SPA	255,802	511
Unione di Banche Italiane SPA	153,576	460
Banca Mediolanum SPA	47,404	428
UnipolSai Assicurazioni SPA	90,414	242
		43,180
Japan (10.3%)
Toyota Motor Corp.	399,213	27,756
Mitsubishi UFJ Financial Group Inc.	2,024,700	10,396
Takeda Pharmaceutical Co. Ltd.	247,600	9,509
KDDI Corp.	277,400	8,383
Sumitomo Mitsui Financial Group Inc.	210,154	7,389
Honda Motor Co. Ltd.	282,400	7,223
Mizuho Financial Group Inc.	4,106,200	6,089
Tokio Marine Holdings Inc.	106,734	5,794
NTT DOCOMO Inc.	186,900	5,310

Mitsubishi Corp.	200,500	5,140
ITOCHU Corp.	219,184	5,120
Nippon Telegraph & Telephone Corp.	197,300	5,031
Mitsui & Co. Ltd.	274,012	4,873
Canon Inc.	163,600	4,290
Japan Tobacco Inc.	191,700	4,053
ORIX Corp.	208,000	3,514
Komatsu Ltd.	148,300	3,279
Sumitomo Corp.	180,738	2,688
MS&AD Insurance Group Holdings Inc.	79,100	2,627
Subaru Corp.	99,309	2,484
Sumitomo Mitsui Trust Holdings Inc.	58,900	2,172
JXTG Holdings Inc.	488,605	2,078
Sekisui House Ltd.	94,302	2,028
Japan Post Holdings Co. Ltd.	213,474	1,942
Nippon Steel Corp.	133,000	1,845
Marubeni Corp.	255,000	1,832
Nissan Motor Co. Ltd.	313,900	1,703
Mitsubishi Chemical Holdings Corp.	207,400	1,499
Resona Holdings Inc.	355,200	1,465
Daiwa Securities Group Inc.	248,914	1,259
Daito Trust Construction Co. Ltd.	10,200	1,202
Sumitomo Chemical Co. Ltd.	251,900	1,070
JFE Holdings Inc.	84,500	1,001
Idemitsu Kosan Co. Ltd.	39,453	985
^ SBI Holdings Inc.	37,500	869
Yamaha Motor Co. Ltd.	45,800	850
LIXIL Group Corp.	43,300	720
Sojitz Corp.	211,800	667
Seiko Epson Corp.	45,100	659
Chugoku Electric Power Co. Inc.	48,535	641
Mitsui Chemicals Inc.	27,700	608
NSK Ltd.	72,700	606
Haseko Corp.	46,286	603
Japan Post Bank Co. Ltd.	64,248	595
SUMCO Corp.	38,400	587
Amada Holdings Co. Ltd.	53,700	559
Aozora Bank Ltd.	19,800	534
Mitsubishi Gas Chemical Co. Inc.	29,600	448
Lawson Inc.	7,700	446
Denka Co. Ltd.	14,700	397
DIC Corp.	13,900	364
Sumitomo Rubber Industries Ltd.	29,300	322
Seven Bank Ltd.	98,900	296
Sankyo Co. Ltd.	7,400	249
Miraca Holdings Inc.	7,600	200
Hitachi Capital Corp.	6,800	184
NTN Corp.	66,300	176
Heiwa Corp.	8,400	174
Matsui Securities Co. Ltd.	14,400	117
SKY Perfect JSAT Holdings Inc.	17,000	73
		164,973
Kuwait (0.3%)
National Bank of Kuwait SAKP	971,829	3,351
Ahli United Bank BSC	732,703	818
Mobile Telecommunications Co. KSC	330,372	626
Gulf Bank KSCP	282,124	289

Humansoft Holding Co. KSC	15,917	163
Boubyan Petrochemicals Co. KSCP	65,339	146
		5,393
Malaysia (0.5%)
Malayan Banking Bhd.	959,197	1,968
Tenaga Nasional Bhd.	626,733	1,897
CIMB Group Holdings Bhd.	1,118,700	1,342
DiGi.Com Bhd.	580,800	596
Maxis Bhd.	435,800	562
Petronas Gas Bhd.	123,732	483
MISC Bhd.	230,900	431
Gamuda Bhd.	351,100	329
Sime Darby Bhd.	553,100	293
AMMB Holdings Bhd.	311,900	281
Westports Holdings Bhd.	171,900	165
YTL Corp. Bhd.	734,768	160
Alliance Bank Malaysia Bhd.	162,900	97
2 Astro Malaysia Holdings Bhd.	229,900	67
British American Tobacco Malaysia Bhd.	21,300	61
		8,732
Mexico (0.6%)
Grupo Financiero Banorte SAB de CV	455,746	2,800
Wal-Mart de Mexico SAB de CV	839,235	2,436
Grupo Mexico SAB de CV	583,800	1,559
Grupo Aeroportuario del Pacifico SAB de CV Class B	58,654	725
Grupo Aeroportuario del Centro Norte SAB de CV	52,300	398
Promotora y Operadora de Infraestructura SAB de CV	33,990	367
Kimberly-Clark de Mexico SAB de CV Class A	127,800	263
Industrias Penoles SAB de CV	19,015	199
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santand	92,200	132
Alpek SAB de CV	64,600	61
2 Nemak SAB de CV	86,300	36
		8,976
Netherlands (2.1%)
Unilever NV	235,640	13,750
ING Groep NV	632,986	6,872
Koninklijke Ahold Delhaize NV	166,978	4,098
NN Group NV	54,736	1,900
Koninklijke KPN NV	535,361	1,500
2 ABN AMRO Bank NV	66,793	1,163
Aegon NV	285,672	1,157
Randstad NV	17,952	1,031
ASR Nederland NV	22,960	854
2 Signify NV	20,468	682
		33,007
New Zealand (0.2%)
Spark New Zealand Ltd.	302,121	905
Meridian Energy Ltd.	201,958	694
Contact Energy Ltd.	118,968	569
Fletcher Building Ltd.	139,441	498
Mercury NZ Ltd.	106,485	359
SKYCITY Entertainment Group Ltd.	101,188	237
Air New Zealand Ltd.	79,569	144
		3,406

Norway (0.8%)
DNB ASA	169,525	2,964
Equinor ASA	159,727	2,883
Telenor ASA	104,403	1,886
Mowi ASA	69,027	1,646
Orkla ASA	124,276	1,200
Norsk Hydro ASA	218,476	683
Gjensidige Forsikring ASA	27,014	589
Aker BP ASA	17,865	503
SALMAR ASA	8,322	407
Leroy Seafood Group ASA	41,438	269
		13,030
Pakistan (0.0%)
Habib Bank Ltd.	106,575	113
Pakistan Petroleum Ltd.	113,580	104
Oil & Gas Development Co. Ltd.	95,300	85
Fauji Fertilizer Co. Ltd.	102,500	70
		372
Philippines (0.1%)
PLDT Inc.	19,060	371
Manila Electric Co.	42,450	214
Globe Telecom Inc.	4,700	175
Aboitiz Power Corp.	252,700	161
DMCI Holdings Inc.	702,800	84
Semirara Mining & Power Corp.	167,420	72
		1,077
Poland (0.2%)
Powszechna Kasa Oszczednosci Bank Polski SA	138,204	1,218
Powszechny Zaklad Ubezpieczen SA	91,539	949
Bank Polska Kasa Opieki SA	25,767	657
Polskie Gornictwo Naftowe i Gazownictwo SA	266,183	247
		3,071
Portugal (0.2%)
EDP - Energias de Portugal SA	408,743	2,050
Galp Energia SGPS SA	83,654	1,264
		3,314
Qatar (0.5%)
Qatar National Bank QPSC	709,371	3,967
Industries Qatar QSC	317,800	867
Qatar Islamic Bank SAQ	185,277	848
Masraf Al Rayan QSC	589,925	666
Commercial Bank PSQC	314,370	412
Qatar Electricity & Water Co. QSC	78,763	347
Barwa Real Estate Co.	320,175	310
Qatar International Islamic Bank QSC	120,142	309
Qatar Gas Transport Co. Ltd.	436,473	285
Ooredoo QPSC	133,471	254
Qatar Insurance Co. SAQ	264,826	230
Doha Bank QPSC	250,203	188
Gulf International Services QSC	150,873	64
		8,747
Russia (2.1%)
Sberbank of Russia PJSC (Ordinary Shares)	1,583,430	6,239
Lukoil PJSC ADR	58,865	5,989
Gazprom PJSC ADR	732,963	5,138

Tatneft PJSC ADR	40,147	2,883
MMC Norilsk Nickel PJSC ADR	46,802	1,509
Rosneft Oil Co. PJSC GDR	177,887	1,331
MMC Norilsk Nickel PJSC	3,855	1,250
Lukoil PJSC	9,724	994
Gazprom PJSC	259,635	918
Mobile TeleSystems PJSC ADR	71,827	732
Surgutneftegas OAO Preference Shares	1,221,077	689
AK Transneft OAO Preference Shares	248	639
Inter RAO UES PJSC	5,639,000	509
Alrosa PJSC	397,000	497
Magnit PJSC (XLON)	32,750	444
Severstal PJSC GDR	29,503	415
Moscow Exchange MICEX-RTS PJSC	214,896	369
Novolipetsk Steel PJSC	161,780	349
Magnit PJSC (MISX)	5,134	299
Polyus PJSC GDR	4,696	287
Polyus PJSC	2,072	253
Sberbank of Russia PJSC ADR	14,446	230
RusHydro PJSC	17,548,000	189
Tatneft PAO Preference Shares	16,070	180
Magnitogorsk Iron & Steel Works PJSC	246,000	172
Rostelecom PJSC	120,330	165
Tatneft PJSC	13,843	164
PhosAgro PJSC GDR	10,445	132
Federal Grid Co. Unified Energy System PJSC	36,470,000	125
Aeroflot PJSC	73,859	124
Sistema PJSFC	394,700	113
Unipro PJSC	1,488,000	68
Rosneft Oil Co. PJSC	9,030	68
PhosAgro PJSC	1,673	65
Mobile TeleSystems PJSC	9,210	47
Severstal PJSC	2,705	38
		33,613
Saudi Arabia (0.9%)
Al Rajhi Bank	146,115	2,579
Saudi Basic Industries Corp.	108,008	2,514
National Commercial Bank	162,767	2,031
Saudi Telecom Co.	71,999	1,745
Riyad Bank	191,423	1,201
Samba Financial Group	117,561	946
Alinma Bank	88,544	611
Saudi Electricity Co.	96,265	509
Saudi Arabian Fertilizer Co.	23,799	475
Yanbu National Petrochemical Co.	27,669	387
Jarir Marketing Co.	7,021	301
Sahara International Petrochemical Co.	44,154	203
Bank Al-Jazira	46,807	187
Saudi Industrial Investment Group	27,392	172
Advanced Petrochemical Co.	13,277	170
Saudi Cement Co.	9,362	168
Dar Al Arkan Real Estate Development Co.	64,016	167
Qassim Cement Co.	5,782	119
Saudi Airlines Catering Co.	4,282	117
Seera Group Holding	18,841	117

Yanbu Cement Co.	8,766	95
		14,814
Singapore (1.4%)
DBS Group Holdings Ltd.	290,978	5,360
Oversea-Chinese Banking Corp. Ltd.	556,000	4,375
United Overseas Bank Ltd.	208,545	3,890
Singapore Telecommunications Ltd.	1,209,988	2,912
Keppel Corp. Ltd.	229,912	1,117
CapitaLand Ltd.	399,500	1,053
Singapore Exchange Ltd.	136,332	865
Singapore Technologies Engineering Ltd.	250,300	750
Singapore Airlines Ltd.	88,700	553
ComfortDelGro Corp. Ltd.	340,400	538
Venture Corp. Ltd.	43,800	517
Singapore Press Holdings Ltd.	270,200	397
SATS Ltd.	103,900	346
Singapore Post Ltd.	237,400	155
Golden Agri-Resources Ltd.	969,100	148
Hutchison Port Holdings Trust	827,200	132
StarHub Ltd.	82,300	87
SIA Engineering Co. Ltd.	33,000	63
Frasers Property Ltd.	49,800	62
		23,320
South Africa (1.2%)
Standard Bank Group Ltd.	208,635	2,176
FirstRand Ltd.	519,201	1,990
MTN Group Ltd.	293,242	1,570
Sasol Ltd.	90,330	1,435
Sanlam Ltd.	288,961	1,415
Absa Group Ltd.	119,134	1,084
Old Mutual Ltd.	747,808	859
Nedbank Group Ltd.	66,185	859
Vodacom Group Ltd.	98,593	766
RMB Holdings Ltd.	128,704	630
NEPI Rockcastle plc	57,627	471
Woolworths Holdings Ltd.	159,957	469
Mr Price Group Ltd.	41,074	463
SPAR Group Ltd.	32,719	416
Life Healthcare Group Holdings Ltd.	223,062	372
Tiger Brands Ltd.	28,186	369
Foschini Group Ltd.	38,918	356
Exxaro Resources Ltd.	39,820	323
Netcare Ltd.	221,251	295
Investec Ltd.	52,689	292
AVI Ltd.	49,023	251
Sappi Ltd.	85,199	216
Momentum Metropolitan Holdings	159,892	213
Barloworld Ltd.	34,138	211
Rand Merchant Investment Holdings Ltd.	112,942	204
Truworths International Ltd.	68,055	199
African Rainbow Minerals Ltd.	16,688	187
Kumba Iron Ore Ltd.	7,846	181
Pioneer Foods Group Ltd.	20,173	146
Liberty Holdings Ltd.	17,037	119
Santam Ltd.	5,878	110
Coronation Fund Managers Ltd.	36,685	102

Distell Group Holdings Ltd.	11,475	100
Reunert Ltd.	22,907	93
Telkom SA SOC Ltd.	42,997	92
MAS Real Estate Inc.	66,389	87
JSE Ltd.	11,823	86
Assore Ltd.	4,846	78
Tsogo Sun Gaming Ltd.	71,078	51
		19,336
South Korea (1.1%)
Samsung Electronics Co. Ltd. Preference Shares	132,030	5,161
Shinhan Financial Group Co. Ltd.	75,887	2,477
KB Financial Group Inc.	62,346	2,293
KT&G Corp.	17,661	1,403
Hana Financial Group Inc.	47,267	1,306
SK Innovation Co. Ltd.	9,184	989
Woori Financial Group Inc.	88,890	750
SK Telecom Co. Ltd. ADR	34,528	732
Woongjin Coway Co. Ltd.	8,921	655
S-Oil Corp.	6,643	418
Industrial Bank of Korea	43,787	392
BNK Financial Group Inc.	46,473	262
DB Insurance Co. Ltd.	7,257	257
Cheil Worldwide Inc.	11,168	198
NH Investment & Securities Co. Ltd.	21,384	195
Hyundai Marine & Fire Insurance Co. Ltd.	9,207	169
Samsung Card Co. Ltd.	4,560	145
Hite Jinro Co. Ltd.	5,095	127
DGB Financial Group Inc.	23,076	125
KEPCO Plant Service & Engineering Co. Ltd.	3,113	98
Ssangyong Cement Industrial Co. Ltd.	15,368	63
HDC Holdings Co. Ltd.	5,288	44
Doosan Co. Ltd.	791	41
Doosan Solus Co. Ltd.	1,462	31
Doosan Fuel Cell Co. Ltd.	2,235	14
		18,345
Spain (3.1%)
Iberdrola SA	956,936	10,470
Banco Santander SA (XMAD)	2,589,519	10,205
Banco Bilbao Vizcaya Argentaria SA	1,074,244	5,561
Telefonica SA	736,691	4,983
Repsol SA	218,341	3,005
Ferrovial SA	78,348	2,489
2 Aena SME SA	11,374	2,105
CaixaBank SA	582,308	1,702
Red Electrica Corp. SA	70,444	1,409
Endesa SA	50,768	1,394
ACS Actividades de Construccion y Servicios SA	39,291	1,306
Naturgy Energy Group SA	48,872	1,289
Enagas SA	40,388	1,088
Banco de Sabadell SA	928,050	836
Bankinter SA	113,591	737
Mapfre SA	166,529	426
Acciona SA	3,276	372
Bankia SA	201,354	366
Banco Santander SA (XMEX)	77,341	324
Zardoya Otis SA	27,423	207

Iberdrola SA (Foreign)	17,153	188
		50,462
Sweden (1.7%)
Volvo AB Class B	242,887	4,152
Investor AB Class B	73,150	4,005
^ Hennes & Mauritz AB Class B	142,188	3,120
Swedbank AB Class A	162,227	2,491
Svenska Handelsbanken AB Class A	236,627	2,318
Skandinaviska Enskilda Banken AB Class A	233,134	2,304
Telia Co. AB	428,873	1,834
Skanska AB Class B	57,883	1,340
Tele2 AB	85,843	1,295
SKF AB	62,449	1,143
Castellum AB	43,641	1,072
Boliden AB	44,379	1,054
Kinnevik AB	39,184	945
Svenska Handelsbanken AB	9,217	96
		27,169
Switzerland (3.3%)
Zurich Insurance Group AG	23,623	9,806
UBS Group AG	555,875	6,904
ABB Ltd.	289,640	6,743
Swiss Re AG	44,926	5,073
LafargeHolcim Ltd.	81,696	4,152
Swiss Life Holding AG	5,348	2,688
SGS SA	829	2,398
Swisscom AG	4,079	2,238
Julius Baer Group Ltd.	35,232	1,761
Swiss Prime Site AG	12,382	1,512
Adecco Group AG	24,944	1,461
Roche Holding AG (Bearer)	4,295	1,424
Baloise Holding AG	7,589	1,371
Kuehne & Nagel International AG	8,119	1,312
PSP Swiss Property AG	6,474	979
Helvetia Holding AG	5,398	776
Flughafen Zurich AG	3,286	571
Pargesa Holding SA	6,680	535
Dufry AG	4,582	397
Banque Cantonale Vaudoise	446	374
Sulzer AG	3,033	335
		52,810
Taiwan (5.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,856,118	39,773
Hon Hai Precision Industry Co. Ltd.	1,916,000	5,210
MediaTek Inc.	234,826	2,971
Formosa Plastics Corp.	782,879	2,404
CTBC Financial Holding Co. Ltd.	2,911,120	2,111
Nan Ya Plastics Corp.	901,000	2,065
Uni-President Enterprises Corp.	767,000	1,827
Mega Financial Holding Co. Ltd.	1,747,000	1,815
Cathay Financial Holding Co. Ltd.	1,324,388	1,773
Fubon Financial Holding Co. Ltd.	1,170,000	1,735
^ Chunghwa Telecom Co. Ltd. ADR (XNYS)	46,914	1,678
Delta Electronics Inc.	344,802	1,611
Formosa Chemicals & Fibre Corp.	550,000	1,535
China Steel Corp.	1,970,000	1,501

First Financial Holding Co. Ltd.	1,573,751	1,225
Yuanta Financial Holding Co. Ltd.	1,782,000	1,154
Taiwan Cement Corp.	771,478	1,068
Hua Nan Financial Holdings Co. Ltd.	1,443,708	1,029
Catcher Technology Co. Ltd.	118,672	940
Taiwan Mobile Co. Ltd.	253,000	895
Quanta Computer Inc.	426,000	865
Asustek Computer Inc.	112,268	827
Chailease Holding Co. Ltd.	192,860	800
Yageo Corp.	63,000	790
Taishin Financial Holding Co. Ltd.	1,640,310	764
United Microelectronics Corp. ADR (XNYS)	311,862	755
SinoPac Financial Holdings Co. Ltd.	1,676,641	711
Chunghwa Telecom Co. Ltd. (XTAI)	196,000	700
ASE Technology Holding Co. Ltd. (XNYS)	144,261	684
Pegatron Corp.	321,000	666
Novatek Microelectronics Corp.	92,000	649
Formosa Petrochemical Corp.	214,000	633
ASE Technology Holding Co. Ltd. (XTAI)	256,171	618
Realtek Semiconductor Corp.	75,000	603
Far Eastern New Century Corp.	621,000	576
Far EasTone Telecommunications Co. Ltd.	254,000	575
Asia Cement Corp.	366,000	544
Lite-On Technology Corp.	335,194	519
Pou Chen Corp.	421,000	486
Globalwafers Co. Ltd.	34,000	439
Compal Electronics Inc.	680,000	409
Eclat Textile Co. Ltd.	31,200	398
Wistron Corp.	442,656	394
Cheng Shin Rubber Industry Co. Ltd.	291,994	378
Inventec Corp.	489,994	369
Foxconn Technology Co. Ltd.	185,190	368
Vanguard International Semiconductor Corp.	145,000	357
Feng TAY Enterprise Co. Ltd.	58,400	350
Nanya Technology Corp.	127,000	320
Synnex Technology International Corp.	212,000	262
Chicony Electronics Co. Ltd.	92,370	260
Teco Electric and Machinery Co. Ltd.	281,000	250
Taiwan Fertilizer Co. Ltd.	116,000	183
Formosa Taffeta Co. Ltd.	152,000	169
Taiwan Secom Co. Ltd.	53,000	156
United Microelectronics Corp. (XTAI)	312,000	152
Transcend Information Inc.	41,000	109
Oriental Union Chemical Corp.	107,000	69
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (XNYS)	100	5
		92,482
Thailand (0.8%)
PTT PCL (Foreign)	2,302,500	3,177
Advanced Info Service (Foreign)	181,004	1,177
Siam Commercial Bank PCL (Foreign)	359,000	1,120
Siam Cement PCL NVDR	79,400	907
PTT Exploration & Production PCL (Foreign)	220,730	873
Siam Cement PCL (Foreign)	57,450	656
Krung Thai Bank PCL (Foreign)	1,112,800	573
Intouch Holdings PCL (Foreign)	314,806	559
PTT Global Chemical PCL (Foreign)	326,799	508
Digital Telecommunications Infrastructure Fund (Foreign)	869,297	486

Bangkok Bank PCL (Foreign)	75,300	347
Thai Oil PCL (Foreign)	170,200	281
Ratchaburi Electricity Generating Holding PCL (Foreign)	116,400	253
Banpu PCL	695,000	224
Thai Union Frozen Products PCL (Foreign)	447,700	219
Land & Houses PCL (Foreign)	735,400	218
IRPC PCL (Foreign)	1,619,200	148
Delta Electronics Thailand PCL	82,300	146
Land & Houses PCL	345,100	102
Siam Commercial Bank PCL	30,700	96
Intouch Holdings PCL NVDR	44,200	79
Siam City Cement PCL (Foreign)	12,232	73
		12,222
Turkey (0.2%)
* Turkiye Garanti Bankasi AS	347,345	689
* Akbank T.A.S.	440,159	607
Turkcell Iletisim Hizmetleri AS	175,913	414
Tupras Turkiye Petrol Rafinerileri AS	20,739	390
Eregli Demir ve Celik Fabrikalari TAS	222,256	345
* Turkiye Is Bankasi AS	227,628	275
Ford Otomotiv Sanayi AS	10,610	133
TAV Havalimanlari Holding AS	26,352	120
Enka Insaat ve Sanayi AS	94,670	111
Petkim Petrokimya Holding AS	154,847	104
Turk Telekomunikasyon AS	79,834	104
Tofas Turk Otomobil Fabrikasi AS	21,081	93
Tekfen Holding AS	26,385	85
Turkiye Sise ve Cam Fabrikalari AS	87,629	81
Iskenderun Demir ve Celik AS	20,117	26
		3,577
United Arab Emirates (0.4%)
First Abu Dhabi Bank PJSC	699,631	2,935
Emirates Telecommunications Group Co. PJSC	276,424	1,225
Abu Dhabi Commercial Bank PJSC	424,724	881
Dubai Islamic Bank PJSC	265,518	412
Aldar Properties PJSC	629,434	380
Abu Dhabi Islamic Bank PJSC	150,226	235
Emaar Malls PJSC	329,169	162
Air Arabia PJSC	380,573	158
Dubai Investments PJSC	354,661	126
Dana Gas PJSC	498,323	122
* DAMAC Properties Dubai Co. PJSC	241,257	45
		6,681
United Kingdom (16.9%)
HSBC Holdings plc	3,290,488	23,923
AstraZeneca plc	213,334	20,870
BP plc	3,237,038	19,488
Royal Dutch Shell plc	732,140	19,227
GlaxoSmithKline plc	796,560	18,703
British American Tobacco plc (XLON)	366,800	16,174
Royal Dutch Shell plc Class B	560,634	14,732
Unilever plc	176,818	10,548
Rio Tinto plc	178,497	9,545
Vodafone Group plc	4,364,813	8,576
Lloyds Banking Group plc	11,353,467	8,476
National Grid plc	562,642	7,476

BHP Group plc	337,662	7,350
Barclays plc	2,790,229	6,162
Anglo American plc	202,845	5,293
Glencore plc	1,760,352	5,148
BAE Systems plc	520,056	4,323
Imperial Brands plc	154,781	3,969
Legal & General Group plc	961,468	3,867
Standard Chartered plc	427,115	3,552
SSE plc	168,015	3,345
Aviva plc	634,812	3,327
BT Group plc	1,419,768	3,013
WPP plc	198,530	2,468
Royal Bank of Scotland Group plc	737,584	2,113
Persimmon plc	51,375	2,068
Barratt Developments plc	163,566	1,732
Standard Life Aberdeen plc	379,841	1,509
Taylor Wimpey plc	529,557	1,502
United Utilities Group plc	110,336	1,476
Smurfit Kappa Group plc	38,810	1,343
Berkeley Group Holdings plc	19,110	1,320
Severn Trent plc	38,432	1,308
St. James's Place plc	85,382	1,284
RSA Insurance Group plc	167,746	1,217
Meggitt plc	126,299	1,124
GVC Holdings plc	94,112	1,088
ITV plc	609,570	1,086
Centrica plc	945,058	1,059
Bellway plc	20,098	1,057
Carnival plc	25,543	1,043
Direct Line Insurance Group plc	226,334	1,008
Pennon Group plc	68,808	1,004
Admiral Group plc	33,600	1,000
DS Smith plc	207,817	932
Kingfisher plc	346,406	930
Wm Morrison Supermarkets plc	363,564	872
Polymetal International plc	51,188	868
Phoenix Group Holdings plc	86,205	861
Tate & Lyle plc	77,040	805
Schroders plc	18,159	769
Marks & Spencer Group plc	318,430	738
TUI AG	70,761	725
Micro Focus International plc	53,525	719
J Sainsbury plc	267,961	715
International Consolidated Airlines Group SA (London Shares)	89,263	669
IMI plc	45,123	656
G4S plc	254,214	654
easyJet plc	31,928	586
Investec plc	105,374	581
Inchcape plc	67,039	581
John Wood Group plc	108,352	536
Ashmore Group plc	63,230	452
Virgin Money UK plc	199,337	431
Evraz plc	89,268	414
Cineworld Group plc	166,090	388
Babcock International Group plc	40,040	311
British American Tobacco plc ADR (XNYS)	4,220	186
		271,275

Total Common Stocks (Cost $1,625,114)				1,592,169
	Coupon
Temporary Cash Investments (1.3%)1
Money Market Fund (1.3%)
3,4 Vanguard Market Liquidity Fund	1.730%		208,516	20,856

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	1.531%	2/13/20	150	150
5 United States Treasury Bill	1.527%	4/30/20	250	249
				399
Total Temporary Cash Investments (Cost $21,253)				21,255
Total Investments (100.4%) (Cost $1,646,367)				1,613,424
Other Assets and Liabilities-Net (-0.4%)4,5				(7,020)
Net Assets (100%)				1,606,404

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,317,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $13,548,000, representing 0.8% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $13,200,000 was received for securities on loan.
5 Securities with a value of $399,000 and cash of $189,000 have been segregated as initial margin for recently closed futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	88	14,186	84

International High Dividend Yield Index Fund

Forward Currency Contracts

						Unrealized	Unrealized
	Contract			Contract Amount (000)		Appreciation	(Depreciation)
	Settlement
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs
International	4/2/20	USD	2,271	JPY	245,218	—	—
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity
Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value

International High Dividend Yield Index Fund

of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

International High Dividend Yield Index Fund

Futures contracts are valued at their quoted daily settlement prices.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	162,585	1,273	—
Common Stocks—Other	5,326	1,422,985	—
Temporary Cash Investments	20,856	399	—
Futures Contracts—Liabilities[1]	(289)	—	—
Forward Currency Contracts—Assets	—	—	—
Total	188,478	1,424,657	—

1 Represents variation margin on the last day of the reporting period.